INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
INTANGIBLE ASSETS

12.   INTANGIBLE ASSETS

Changes in the net carrying amount of intangible assets are as follows:

		Software,
		licenses and
		other	Projects
	Spectrum	intangible	under
	licenses	assets	development	Total
Cost

Balance as of December 31, 2017	$723.5	$874.4	$59.3	$1,657.2
Additions	—	97.7	92.5	190.2
Net change in additions financed with accounts payable	—	(3.8)	67.4	63.6
Reclassification to assets held for sale	—	(5.1)	—	(5.1)
Reclassification	—	53.4	(49.4)	4.0
Retirement, disposals and other	—	(12.6)	(9.0)	(21.6)
Balance as of December 31, 2018	723.5	1,004.0	160.8	1,888.3
Additions[1]	255.8	197.4	14.9	468.1
Net change in additions financed with accounts payable	—	(73.3)	60.7	(12.6)
Reclassification	—	80.8	(154.5)	(73.7)
Retirement, disposals and other	—	(9.7)	—	(9.7)
Balance as of December 31, 2019	$979.3	$1,199.2	$81.9	$2,260.4

1On April 10, 2019, the Corporation acquired 10 spectrum licences in the 600 MHz band covering Eastern, Southern and Northern Quebec, as well as Outaouais and Eastern Ontario regions for a total price of $255.8 million.

		Software,
		licenses and
		other	Projects
	Spectrum	intangible	under
	licenses	assets	development	Total
Accumulated amortization and impairment losses

Balance as of December 31, 2017	$247.7	$501.5	$—	$749.2
Amortization	—	88.7	—	88.7
Reclassification to assets held for sale	—	(3.5)	—	(3.5)
Retirement, disposals and other	—	(5.7)	—	(5.7)
Balance as of December 31, 2018	247.7	581.0	—	828.7
Amortization	—	95.0	—	95.0
Balance as of December 31, 2019	$247.7	$676.0	$—	$923.7

Net carrying amount

As of December 31, 2018	$475.8	$423.0	$160.8	$1,059.6
As of December 31, 2019	$731.6	$523.2	$81.9	$1,336.7

The cost of internally generated intangible assets, mainly composed of software, was $573.8 million as of December 31, 2019 ($535.2 million as of December 31, 2018). For the year ended December 31, 2019, the Corporation recorded additions of internally generated intangible assets of $40.1 million ($33.9 million in 2018 and $64.1 million in 2017).

The accumulated amortization of internally generated intangible assets, mainly composed of software, was $358.8 million as of December 31, 2019 ($319.3 million as of December 31, 2018). For the year ended December 31, 2019, the Corporation recorded $39.5 million in amortization on its internally generated intangible assets ($35.3 million in 2018 and $36.5 million in 2017).

The net carrying value of internally generated intangible assets was $215.0 million as of December 31, 2019 ($216.0 million as of December 31, 2018).